Related Party Transactions (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) building	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transactions
Note receivable from SFI	$ 3,775		$ 3,804
Receivables from parent and affiliates	$ 28		9
Percentage of allocated cost of service	100.00%
Affiliated Entity
Related Party Transactions
Payable due to SFI	$ 34		24
Affiliated Entity | Spring Castle Holdings LLC | Services Agreement
Related Party Transactions
Payables to parent and affiliates			4
Affiliated Entity | Spring leaf General Services Corporation | Springleaf Finance Management Corporation | Intercompany Agreements
Related Party Transactions
Net payables	$ 33		19
Affiliated Entity | Spring leaf General Services Corporation | Springleaf Finance Management Corporation | Services Agreement
Related Party Transactions
Percentage of allocated cost of service	100.00%
Service fee expenses	$ 67	$ 54
Affiliated Entity | Spring leaf General Services Corporation | Springleaf Finance Management Corporation | License Agreement
Related Party Transactions
Margin on the systems and software (as a percent)	7.00%
Percentage of actual cost incurred	100.00%
License fees	$ 1	1
Affiliated Entity | Spring leaf General Services Corporation | Springleaf Finance Management Corporation | Building Lease
Related Party Transactions
Number of buildings leased | building	6
Annual rental fees	$ 4
Rent charged	1	1
Affiliated Entity | SFI
Related Party Transactions
Note receivable from SFI	391		389
Interest receivable on note	$ 2		1
Interest rates (as a percent)	5.39%
Interest revenue on note receivable	$ 5	$ 2
Affiliated Entity | Springleaf Finance Management Corporation
Related Party Transactions
Payable due to SFI	$ 1		1
Parent
Related Party Transactions
Payables to parent and affiliates			12
Majority Shareholder
Related Party Transactions
Receivables from parent and affiliates			$ 21